Note 3 - Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Property, Plant and Equipment [Table Text Block]
	2021	2020
Equipment and furnishings	$591,554	$543,836
Leasehold improvements	115,605	115,605
Total property and equipment	707,159	659,441
Accumulated depreciation and amortization	(550,221)	(511,700)
Property and equipment, net	$156,938	$147,741